Contents of Significant Accounts - Bonds Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about bonds [Line Items]
Bonds payable	$ 50,228,305		$ 30,051,568
Less: Current or exchangeable portion due within one year	(16,157,161)		(5,466,589)
Net	34,071,144	$ 1,086,106	24,584,979
Less: Discounts on bonds payable [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable	(129,068)		(305,805)
Unsecured domestic bonds payable [member] | Cost [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable	44,600,000		24,600,000
Unsecured exchangeable bonds payable [member] | Cost [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable	$ 5,757,373		$ 5,757,373